Investment Strategy	Aug. 28, 2026
VegaShares AI Advanced Chip Packaging ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Advanced Chip Packaging Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from artificial intelligence (“AI”) advanced chip packaging technologies, including semiconductor packaging, assembly, interconnect, thermal management, and heterogeneous integration solutions used to enhance the performance, bandwidth, power efficiency, and scalability of AI accelerators, memory systems, and high-performance computing platforms (“AI advanced chip packaging companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI advanced chip packaging companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI advanced chip packaging companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI advanced chip packaging company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI advanced chip packaging ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI advanced chip packaging related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI advanced chip packaging related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI advanced chip packaging companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI advanced chip packaging companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI advanced chip packaging companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI advanced chip packaging companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI advanced chip packaging companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors & semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Advanced Chip Packaging Global Index

Index Overview

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenues from AI advanced chip packaging technologies. AI advanced chip packaging refers to the set of semiconductor manufacturing processes and technologies used to assemble, interconnect, and protect multiple chips into a single, high-performance package. Advanced packaging enables heterogeneous integration, shorter interconnects, higher bandwidth, lower power consumption, and improved thermal management critical for AI accelerators and memory stacks. It sits between wafer fabrication (front-end) and final system assembly and is a key enabler for AI performance scaling.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in advanced chip packaging activities defined as:

●	Lithography & Patterning: Pattern fine circuits on redistribution layers and TSV masks using steppers or maskless aligners.

●	Deposition & Etch: Deposit thin films and etch vertical holes (TSVs) or trenches for interconnects.

●	Process Control & Metrology: Measure critical dimensions, overlay, warpage, and defects including advanced packaging inspection.

●	Wafer-Level Back-End: Thin, process backside, and dice wafers to prepare singulated dies for stacking.

●	Die Bonding & Assembly: Attach chips to substrates or other chips using hybrid, thermo-compression, or laser-assisted bonding.

●	Factory Automation & Wafer Handling: Automate transport, alignment, and handling of thin/ warped wafers or panels.

●	Silicon Photonics & CPO Equipment: Integrate optical components (waveguides, modulators) and assemble co-packaged optics next to AI chips.

●	Test & Burn-in: Test known-good die before assembly and perform final speed/ power/ thermal tests with burn-in stress.

●	Advanced Packaging Substrates & Interposers: Manufacture organic substrates, silicon interposers, or glass cores for multi-chip wiring and support.

●	Panel-Level Packaging (PLP) Equipment: Process large rectangular panels instead of round wafers to increase throughput and lower cost.

●	Advanced Packaging Materials: Supply dielectrics, underfill, thermal interface materials, and temporary bonding/ debonding materials.

●	Advanced Packaging Process & Test Equipment: Equipment used to perform and to test/inspect advanced chip packaging process steps. Deposition, etch, lithography, patterning, cleaning, and plating equipment for advanced packaging steps such as redistribution layers, through-silicon vias, microbumps, and wafer- or panel-level packaging. Equipment for testing, inspecting, and measuring advanced packages and the dies and interconnects within them.

●	Advanced Packaging Foundry & Assembly Services: Services that assemble, package, and test chips using advanced packaging techniques. Foundry-provided advanced packaging capacity and services, including 2.5D and 3D chip integration platforms. Outsourced assembly, packaging, and test services for AI accelerators, memory, and high-performance computing chips.

●	Heterogeneous Integration & Bonding: Technologies and equipment that attach and stack multiple dies within a single chip package. Equipment, materials, and processes for hybrid bonding, thermo-compression bonding, and laser-assisted bonding used to stack dies within a package.

●	High-Bandwidth Memory Integration: Integration of high-bandwidth memory with logic dies within an advanced chip package. Stacking, through-silicon-via formation, and integration of high bandwidth memory with logic die.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in the AI advanced chip packaging companies ecosystem and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 30% of their total revenue across all the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI advanced chip packaging companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI advanced chip packaging companies.
VegaShares AI Inference Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Inference Infrastructure Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the hardware, equipment, components, and physical infrastructure essential to the production and operation of AI inference systems, including semiconductor manufacturing equipment, advanced packaging technologies, AI accelerators, memory, networking hardware, servers, power and cooling systems, and data center infrastructure used to enable AI inference workloads (“AI inference infrastructure companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI inference infrastructure companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI inference infrastructure companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI inference infrastructure company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the paragraph below) or invest in a company that is entering into the AI AI inference infrastructure companies ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI inference infrastructure related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI-inference infrastructure related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI inference infrastructure companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI inference infrastructure companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI inference infrastructure companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI inference infrastructure companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI inference infrastructure companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors & semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Inference Infrastruture Global Index

Index Overview

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenues from AI inference infrastructure. AI inference infrastructure refers to the hardware, equipment, components, and physical systems required to produce, deploy, and operate artificial intelligence inference workloads. It encompasses the semiconductor manufacturing technologies, compute platforms, memory systems, networking equipment, servers, power and cooling solutions, and data center infrastructure that enable trained AI models to process and generate outputs in real-world environments. AI inference infrastructure spans the value chain from semiconductor production through data center deployment and is a critical enabler of scalable, efficient, and high-performance AI inference.

The Index’s initial universe consists of globally listed equity securities from companies that have exposure and significant involvement in AI inference infrastructure activities defined as:

●	Compute Silicon and Modules: Processors, accelerators, and integrated compute modules that execute AI inference workloads, including GPUs, AI ASICs, AI-optimized CPUs, FPGAs, and accelerator boards.

●	Memory: Memory technologies that store and rapidly deliver data to AI processors, including HBM, DRAM, memory modules, controllers, and related components critical to inference performance.

●	Networking: High-speed connectivity solutions that enable communication between AI servers, storage systems, and data center infrastructure, including switches, optical interconnects, transceivers, SmartNICs, and DPUs.

●	Systems and Facilities: Physical infrastructure used to deploy and operate AI inference environments, including AI servers, rack power distribution units, power semiconductors, power management integrated circuits, server power supply units, uninterruptible power supply systems, switchgear, direct liquid cooling systems, power systems, cooling technologies, and data center facilities.

●	Hardware-Enabling Semiconductor Equipment: Manufacturing equipment and technologies used to produce advanced semiconductors and packages that power AI inference infrastructure, including wafer fabrication, packaging, testing, and inspection systems.

●	Core Software and Services: Foundational software and infrastructure services that enable the deployment, orchestration, optimization, monitoring, and operation of AI inference hardware and systems.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in the AI inference infrastructure companies ecosystem and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 30% of their total revenue across all the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index aims to have between 10 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI inference infrastructure companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI inference infrastructure companies.
VegaShares AI On-Devices ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI On-Devices Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the hardware, software, components, technologies, and devices that enable artificial intelligence (“AI”) workloads to be executed locally on consumer, enterprise, industrial, automotive, and embedded devices (“AI on-devices companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI on-devices companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI on-devices companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI on-devices company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI on-devices ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI on-devices related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI on-devices related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI on-devices companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI on-devices companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI on-devices companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI on-devices companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI on-devices companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors & semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employes short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI On-Devices Global Index

Index Overview

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenues from AI on-devices. AI On-Devices refers to the hardware, software, components, and systems that enable artificial intelligence models to execute directly on end-user devices rather than exclusively in centralized data centers. On-device AI enables low-latency, privacy-preserving, energy-efficient, and context-aware AI experiences across smartphones, personal computers, wearables, vehicles, industrial equipment, robotics, medical devices, and other connected endpoints. The ecosystem spans the value chain from AI silicon and semiconductor IP through software frameworks, AI models, sensors, connectivity technologies, and AI-enabled devices.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in AI on-device activities defined as:

●	On-Device AI Silicon: Processing hardware — NPUs, edge System on Chips (SoCs), automotive AI compute, and TinyML microcontrollers — that physically executes AI inference on consumer and embedded devices, optimized for quantized and sparse model execution.

●	AI Semiconductor IP Cores: Licensable accelerator architectures and processor designs that downstream chipmakers integrate into their own SoCs rather than designing from scratch.

●	LPDDR & On-Device Memory: Low-power DRAM (LPDDR5X/ 6) and on-chip memory structures that hold model weights and activations during local inference.

●	Embedded Storage: Persistent on-device storage (UFS 4.0, eMMC) where model weights reside before being loaded into memory at runtime.

●	Image Sensors & ISPs: CMOS image sensors and image signal processors that capture and pre-process visual data feeding on-device vision and computational photography models.

●	Audio & Acoustic Front-Ends: MEMS microphones and audio DSPs enabling wake-word detection, on-device transcription, noise suppression, and voice interaction.

●	Inertial & Environmental Sensors: IMUs, radar, LiDAR, time-of-flight, and biosensors that feed motion, presence, gesture, and health AI models.

●	Cellular Modems & Wireless Connectivity: 5G/ 5G-Advanced modems, Wi-Fi 7, UWB, and BLE radios that link devices to the cloud and to each other.

●	On-Device Inference Runtimes: Frameworks (e.g., Core ML, LiteRT, ONNX Runtime Mobile, ExecuTorch, llama.cpp, MLC LLM) that execute trained models efficiently on heterogeneous edge silicon.

●	Model Compression & Optimization Tools: Toolchains for quantization (INT4/ INT8), pruning, distillation, and sparsity (e.g., Qualcomm AI Hub, OpenVINO, AIMET, TensorRT for edge) that shrink models to fit device constraints.

●	Edge MLOps & Model Distribution: Tooling for deploying, versioning, updating, and monitoring AI models across large fleets of devices (e.g., Edge Impulse, Qualcomm AI Hub, OEM delivery pipelines).

●	On-Device & Edge AI Model Developers: Companies building AI models specifically designed to run locally — small language and multimodal models (Apple Intelligence models, Gemini Nano, Phi, Llama edge variants) plus specialized vision and audio models.

●	AI-Enabled Consumer Devices: Smartphones, PCs, tablets, wearables, and smart home endpoints where on-device AI is an explicitly marketed feature.

●	AI-Enabled Specialized & Vertical Equipment: Medical devices, industrial machinery, automotive systems, robotics, and scientific instruments that embed AI inference, operating under distinct regulatory and reliability regimes (FDA, ASIL, IEC).

●	Device Operating Systems and Platform Software: Companies that develop and control the operating systems, platform software and device ecosystems through which artificial intelligence features are delivered to consumer, enterprise, automotive and industrial devices.

Each of the thematic eligibility categories above are designed by the Index Provider to isolate and identify companies defined by their principal roles in the AI on-devices companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 30% of their total revenue across all the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI on-devices companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI on-devices companies.